Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events that occurred after the balance sheet date up to the date the financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except as indicated below.

On October 19, 2023, a company affiliated with the Sponsor agreed to loan the Company, under the terms of a promissory note, an aggregate of up to $100,000 to cover expenses related to the Business Combination. The promissory note is non-interest bearing and payable, according to contractual terms, on the earlier of December 21, 2023 or the completion of the Business Combination.

Note 10 — Subsequent Events

The Company has evaluated subsequent events that occurred after the balance sheet date up to the date the financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.